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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number     811-08084
                                   ---------------------------------------------

                            Growth & Income Portfolio
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          522 Fifth Avenue, New York,                       NY 10036
--------------------------------------------------------------------------------
    (Address of principal executive offices)               (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   -----------------------------

Date of fiscal year end:   December 31, 2004
                        --------------------------------------------------------

Date of reporting period:  September 30, 2004
                         -------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.
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                      JPMORGAN GROWTH AND INCOME PORTFOLIO

                PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                   (Unaudited)


THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Portfolio. Certified holdings are available 60 days after the portfolio's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

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GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS

As of September 30, 2004 (unaudited)
(Amounts in thousands)

  SHARES       ISSUER                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------
           LONG - TERM INVESTMENTS - 98.9%

               COMMON STOCKS -- 98.9%
               AEROSPACE -- 2.8%
       137     General Dynamics Corp.                                                             $        14,029
       180     United Technologies Corp.                                                                   16,789

                                                                                                  ---------------
                                                                                                           30,818
               APPAREL -- 1.1%
       250     VF Corp.                                                                                    12,377
               APPLIANCES & HOUSEHOLD DURABLES -- 0.3%
        47     Whirlpool Corp.                                                                              2,848
               AUTOMOTIVE -- 0.4%
       111     Genuine Parts Co.                                                                            4,245
               BANKING -- 13.2%
       706     Bank of America Corp.                                                                       30,605
        78     Fifth Third Bancorp                                                                          3,819
       125     M&T Bank Corp.                                                                              11,972
       262     North Fork Bancorporation, Inc. (l)                                                         11,637
       256     Northern Trust Corp.                                                                        10,437
       198     SouthTrust Corp.                                                                             8,249
       129     SunTrust Banks, Inc.                                                                         9,104
       212     TCF Financial Corp. (l)                                                                      6,425
       379     The Bank of New York Co., Inc.                                                              11,067
       513     U.S. Bancorp                                                                                14,837
       233     Wachovia Corp.                                                                              10,916
       226     Wells Fargo & Co.                                                                           13,458

                                                                                                  ---------------
                                                                                                          142,526
               BROADCASTING/CABLE -- 1.0%
       328     Cablevision Systems New York Group, Class A *                                                6,651
       150     Clear Channel Communications, Inc. (l)                                                       4,676

                                                                                                  ---------------
                                                                                                           11,327
               BUSINESS SERVICES -- 1.3%
       157     Affiliated Computer Services, Inc., Class A *                                                8,751
       205     IMS Health, Inc.                                                                             4,904

                                                                                                  ---------------
                                                                                                           13,655
               CHEMICALS -- 1.0%
       112     PPG Industries, Inc.                                                                         6,875
        98     The Sherwin-Williams Co.                                                                     4,317

                                                                                                  ---------------
                                                                                                           11,192
               COMPUTER SOFTWARE -- 2.0%
       379     Computer Associates International, Inc.                                                      9,960
       429     Microsoft Corp.                                                                             11,864

                                                                                                  ---------------
                                                                                                           21,824
               COMPUTERS/COMPUTER HARDWARE -- 2.6%

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
       511     Hewlett-Packard Co.                                                                          9,576
        93     International Business Machines Corp.                                                        7,931
       124     Lexmark International, Inc., Class A *                                                      10,417

                                                                                                  ---------------
                                                                                                           27,924
               CONSTRUCTION MATERIALS -- 1.1%
       228     Vulcan Materials Co.                                                                        11,591
               CONSUMER PRODUCTS -- 1.0%
       235     Altria Group, Inc.                                                                          11,040
               DIVERSIFIED -- 1.1%
       392     Tyco International LTD (Bermuda) (l)                                                        12,022
               ENVIRONMENTAL SERVICES -- 0.9%
       352     Waste Management, Inc.                                                                       9,615

               FINANCIAL SERVICES -- 14.8%
       236     American Express Co.                                                                        12,165
       506     Ameritrade Holding Corp. * (l)                                                               6,071
     1,086     Citigroup, Inc.                                                                             47,914
       388     Freddie Mac                                                                                 25,294
       181     Golden West Financial Corp.                                                                 20,104
       187     Morgan Stanley                                                                               9,194
       191     Prudential Financial, Inc.                                                                   8,980
       127     T. Rowe Price Group, Inc.                                                                    6,490
       101     The Bear Stearns Co., Inc.                                                                   9,742
       380     Washington Mutual, Inc.                                                                     14,850

                                                                                                  ---------------
                                                                                                          160,804
               FOOD/BEVERAGE PRODUCTS -- 2.9%
       167     Anheuser-Busch Companies, Inc.                                                               8,331
        97     Brown-Forman Corp., Class B                                                                  4,438
       200     Dean Foods Co. *                                                                             6,004
       120     Kellogg Co.                                                                                  5,119
       196     The Coca-Cola Co.                                                                            7,858

                                                                                                  ---------------
                                                                                                           31,750
               HEALTH CARE/HEALTH CARE SERVICES -- 0.8%
        87     WellPoint Health Networks, Inc. *                                                            9,101
               HOTELS/OTHER LODGING -- 0.5%
       303     Hilton Hotels Corp.                                                                          5,716
               INSURANCE -- 11.9%
       278     American International Group, Inc.                                                          18,871
       447     Assurant, Inc.                                                                              11,622
       296     Chubb Corp.                                                                                 20,789
       360     Genworth Financial, Inc., Class A                                                            8,388
       162     Hartford Financial Services Group, Inc.                                                     10,039
       235     MGIC Investment Corp.                                                                       15,659
       326     Old Republic International Corp.                                                             8,155
       242     Principal Financial Group, Inc.                                                              8,687
       216     SAFECO Corp. (l)                                                                             9,856
       384     The St. Paul Travelers Companies, Inc.                                                      12,691
        98     Willis Group Holdings LTD (United Kingdom)                                                   3,658

                                                                                                  ---------------
                                                                                                          128,415
               MANUFACTURING -- 0.8%
       148     Cooper Industries LTD, Class A                                                               8,703
               METALS/MINING -- 0.5%
       150     Alcoa, Inc.                                                                                  5,028

               MULTI-MEDIA -- 6.5%
       303     Comcast Corp., Class A *                                                                     8,544
       125     Gannett Co., Inc.                                                                           10,453
       124     Knight Ridder, Inc.                                                                          8,096
     1,608     Liberty Media Corp., Class A *                                                              14,020
       185     The E.W. Scripps Co., Class A (l)                                                            8,839
       882     Time Warner, Inc. *                                                                         14,239
       193     Viacom, Inc., Class B                                                                        6,480

                                                                                                  ---------------
                                                                                                           70,671
               OIL & GAS -- 10.6%
       433     Burlington Resources, Inc.                                                                  17,650
       344     ChevronTexaco Corp.                                                                         18,460
       341     ConocoPhillips                                                                              28,244
       214     Devon Energy Corp.                                                                          15,210
       740     Exxon Mobil Corp.                                                                           35,755

                                                                                                  ---------------
                                                                                                          115,319
               PHARMACEUTICALS -- 2.4%
       214     Johnson & Johnson                                                                           12,026
       137     Merck & Co., Inc.                                                                            4,518
       294     Pfizer, Inc.                                                                                 8,990

                                                                                                  ---------------
                                                                                                           25,534
               PIPELINES -- 1.6%
       267     Kinder Morgan, Inc.                                                                         16,773
               REAL ESTATE -- 1.1%
       362     Brookfield Properties Corp. (Canada)                                                        11,688
               RESTAURANTS/FOOD SERVICES -- 1.8%
       243     McDonald's Corp.                                                                             6,817
       303     Outback Steakhouse, Inc. (l)                                                                12,600

                                                                                                  ---------------
                                                                                                           19,417
               RETAILING -- 3.5%
       196     AutoZone, Inc. *                                                                            15,149
       182     Lowe's Companies, Inc.                                                                       9,913
       130     The May Department Stores Co.                                                                3,340
       409     The TJX Companies, Inc.                                                                      9,010

                                                                                                  ---------------
                                                                                                           37,412
               TELECOMMUNICATIONS -- 6.4%
       367     Alltel Corp.                                                                                20,135
       411     CenturyTel, Inc.                                                                            14,062
       691     SBC Communications, Inc.                                                                    17,937
       422     Verizon Communications, Inc.                                                                16,635

                                                                                                  ---------------
                                                                                                           68,769
               UTILITIES -- 3.0%
       194     Dominion Resources, Inc.                                                                    12,678
       153     Exelon Corp.                                                                                 5,603
        86     FirstEnergy Corp.                                                                            3,525
       101     FPL Group, Inc.                                                                              6,921
        76     PPL Corp.                                                                                    3,590

                                                                                                  ---------------
                                                                                                           32,317

               --------------------------------------------------------------------------------------------------
               Total Common Stocks                                                                      1,070,421
               (Cost $881,072)
               --------------------------------------------------------------------------------------------------

           SHORT - TERM INVESTMENT - 1.0%

               MONEY MARKET FUND -- 1.0%
    11,119     JPMorgan Prime Money Market Fund (a)                                                        11,119
               (Cost $11,119)

               --------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 99.9%                                                         $     1,081,540
               (COST $892,191)

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                       $           686

               NET ASSETS - 100.0%                                                                $     1,082,226
-----------------------------------------------------------------------------------------------------------------

               Percentages indicated are based on net assets of $1,082,226

    SHARES            COLLATERAL INVESTMENTS                                         VALUE
-----------------------------------------------------------------------------------------------
                      MONEY MARKET FUNDS (c)
         17,259       AIM Short Term Investment Co.                             $        17,259
         17,927       Barclays Global Investors Fund                                     17,927

PRINCIPAL AMOUNT
     (USD)
-----------------------------------------------------------------------------------------------
                      REPURCHASE AGREEMENT (c)
$         5,861       Cantor Fitzgerald Securities, 1.92%, due 10/01/04,
                      dated 09/30/04, proceeds $5,861 secured by
                      U.S. Government Agency Securities                         $         5,861
                                                                                ---------------
                                                                                $        41,047
                                                                                ===============

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004 are as follows (in thousands):

                       GROSS            GROSS            NET UNREALIZED
  AGGREGATE         UNREALIZED        UNREALIZED          APPRECIATION
    COST           APPRECIATION      DEPRECIATION        (DEPRECIATION)
-----------------------------------------------------------------------
$   892,191        $    204,908     $      (15,559)      $      189,349

ABBREVIATIONS:

^             -  Amount rounds to less than 0.1%.
*             -  Non-income producing security.
@             -  Security is fully or partially segregated with the custodian as collateral for futures or with brokers as initial margin for futures contracts.
(a)           -  Affiliated. Money market fund registered under the Investment
                 Company Act of 1940, as amended and advised by J.P. Morgan
                 Investment Management, Inc.
(c)           -  Investment of cash collateral for portfolio securities on loan.
(l)           -  Security, or portion of a security, has been delivered to counterparty as part of security lending transaction.
USD           -  United States Dollar.


FOR A DESCRIPTION OF THE PORTFOLIO'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S JUNE 30, 2004 SEMI-ANNUAL REPORT.

     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Portfolio. Certified holdings are available 60 days after the portfolio's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

     (C) JPMorgan Chase & Co., 2004.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  Growth & Income Portfolio
            -------------------------------------------------------------

By (Signature and Title)      /s/ Stephanie J. Dorsey
                        -------------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date                          November 19, 2004
    ---------------------------------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Stephanie J. Dorsey
                        -------------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date                          November 19, 2004
    ---------------------------------------------------------------------

By (Signature and Title)      /s/ George C.W. Gatch
                        -------------------------------------------------
                              George C.W. Gatch, President

Date                          November 23, 2004
    ---------------------------------------------------------------------